Principal Exchange-Traded Funds
Supplement dated June 29, 2021
to the Statement of Additional Information dated November 1, 2020 as amended and restated April 28, 2021
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICERS table, delete the row for Sara L. Reece, and replace with the following:

Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Controller (since 2016)	Managing Director – Financial Analysis/Planning, PLIC (since 2021) Director – Accounting, PLIC (2015-2021)

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC, in the Ownership of Securities table, delete the row for Matt Minnetian, and replace with the following:

Portfolio Manager	Trust Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Matt Minnetian(1)	Principal Investment Grade Corporate Active ETF	$100,001 - $500,000